Shareholder Report	12 Months Ended
May 31, 2024 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	American Funds Corporate Bond Fund
Entity Central Index Key	0001553195
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2024
American Funds Corporate Bond Fund Class 529-A
Shareholder Report [Line Items]
Fund Name	American Funds Corporate Bond Fund®
Class Name	Class 529-A
Trading Symbol	COBAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Corporate Bond Fund for the period from June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529A . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529A
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-A	$ 75	0.74%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-A shares gained 2.82% for the year ended May 31, 2024. That result compares with a 4.40% gain for the Bloomberg U.S. Corporate Investment Grade Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529A
.
What factors influenced results
Since October 2023, U.S. Treasury rates have mostly remained near their highest levels of the last fifteen years. Corporate bond market valuations appeared inflated as corporate credit spreads narrowed, and investors have been drawn in with anticipation that prices will rally once interest rates begin to fall.
Most of the fund’s sectors added positive returns to the portfolio, with holdings in government-related bonds, emerging markets debt and REITs being particularly additive. Likewise, holdings in banking, municipal and securitized bonds saw returns surpassing those of the overall portfolio.
Conversely, investments in U.S. Treasury bonds detracted from absolute returns due to a modest increase in long-term yields during the period. Duration positioning, along with exposure to interest rate and credit derivatives, also negatively impacted the fund’s overall results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds Corporate Bond Fund — Class 529-A (with sales charge) 2	-0.78%	0.12%	0.90%
American Funds Corporate Bond Fund — Class 529-A (without sales charge) 2	2.82	0.83	1.35
Bloomberg U.S. Aggregate Index 3	1.31	-0.17	0.53
Bloomberg U.S. Corporate Investment Grade Index 3	4.40	0.98	1.62
Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg U.S. Corporate Investment Grade Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall securities markets, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results
to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class 529-A shares were first offered on

July 29, 2016.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

Performance Inception Date	Jul. 29, 2016
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]
Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg U.S. Corporate Investment Grade Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall securities markets, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results
to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.

Net Assets	$ 1,836,000,000
Holdings Count | Holdings	737
Advisory Fees Paid, Amount	$ 5,000,000
Investment Company, Portfolio Turnover	191.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1,836
Total number of portfolio holdings	737
Total advisory fees paid (in millions)	$ 5
Portfolio turnover rate	191%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets) *Includes derivatives.
American Funds Corporate Bond Fund Class 529-C
Shareholder Report [Line Items]
Fund Name	American Funds Corporate Bond Fund®
Class Name	Class 529-C
Trading Symbol	COBCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Corporate Bond Fund for the period from June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529C . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529C
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-C	$ 151	1.49%

Expenses Paid, Amount	$ 151
Expense Ratio, Percent	1.49%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-C shares gained 2.05% for the year ended May 31, 2024. That result compares with a 4.40% gain for the Bloomberg U.S. Corporate Investment Grade Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529C
.
What factors influenced results
Since October 2023, U.S. Treasury rates have mostly remained near their highest levels of the last fifteen years. Corporate bond market valuations appeared inflated as corporate credit spreads narrowed, and investors have been drawn in with anticipation that prices will rally once interest rates begin to fall.
Most of the fund’s sectors added positive returns to the portfolio, with holdings in government-related bonds, emerging markets debt and REITs being particularly additive. Likewise, holdings in banking, municipal and securitized bonds saw returns surpassing those of the overall portfolio.
Conversely, investments in U.S. Treasury bonds detracted from absolute returns due to a modest increase in long-term yields during the period. Duration positioning, along with exposure to interest rate and credit derivatives, also negatively impacted the fund’s overall results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds Corporate Bond Fund — Class 529-C (with sales charge) 2	1.06%	0.07%	0.87%
American Funds Corporate Bond Fund — Class 529-C (without sales charge) 2	2.05	0.07	0.87
Bloomberg U.S. Aggregate Index 3	1.31	-0.17	0.53
Bloomberg U.S. Corporate Investment Grade Index 3	4.40	0.98	1.62
Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg U.S. Corporate Investment Grade Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall securities markets, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class 529-C shares were first offered on
July 29, 2016.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, re sults
reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

Performance Inception Date	Jul. 29, 2016
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg U.S. Corporate Investment Grade Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall securities markets, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 1,836,000,000
Holdings Count | Holdings	737
Advisory Fees Paid, Amount	$ 5,000,000
Investment Company, Portfolio Turnover	191.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1,836
Total number of portfolio holdings	737
Total advisory fees paid (in millions)	$ 5
Portfolio turnover rate	191%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets) *Includes derivatives.
American Funds Corporate Bond Fund Class 529-E
Shareholder Report [Line Items]
Fund Name	American Funds Corporate Bond Fund®
Class Name	Class 529-E
Trading Symbol	COBEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Corporate Bond Fund for the period from June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529E . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529E
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-E	$ 93	0.92%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	0.92%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-E shares gained 2.64% for the year ended May 31, 2024. That result compares with a 4.40% gain for the Bloomberg U.S. Corporate Investment Grade Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529E
.
What factors influenced results
Since October 2023, U.S. Treasury rates have mostly remained near their highest levels of the last fifteen years. Corporate bond market valuations appeared inflated as corporate credit spreads narrowed, and investors have been drawn in with anticipation that prices will rally once interest rates begin to fall.
Most of the fund’s sectors added positive returns to the portfolio, with holdings in government-related bonds, emerging markets debt and REITs being particularly additive. Likewise, holdings in banking, municipal and securitized bonds saw returns surpassing those of the overall portfolio.
Conversely, investments in U.S. Treasury bonds detracted from absolute returns due to a modest increase in long-term yields during the period. Duration positioning, along with exposure to interest rate and credit derivatives, also negatively impacted the fund’s overall results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds Corporate Bond Fund — Class 529-E 2	2.64%	0.64%	1.17%
Bloomberg U.S. Aggregate Index 3	1.31	-0.17	0.53
Bloomberg U.S. Corporate Investment Grade Index 3	4.40	0.98	1.62
Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg U.S. Corporate Investment Grade Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall securities markets, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class 529-E shares were first offered on
July 29, 2016.
2
Investment results assume all distributions are reinvested and reflect appli cabl
e fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

Performance Inception Date	Jul. 29, 2016
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]
Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg U.S. Corporate Investment Grade Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall securities markets, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.

Net Assets	$ 1,836,000,000
Holdings Count | Holdings	737
Advisory Fees Paid, Amount	$ 5,000,000
Investment Company, Portfolio Turnover	191.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1,836
Total number of portfolio holdings	737
Total advisory fees paid (in millions)	$ 5
Portfolio turnover rate	191%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets) *Includes derivatives.
American Funds Corporate Bond Fund Class 529-F-1
Shareholder Report [Line Items]
Fund Name	American Funds Corporate Bond Fund®
Class Name	Class 529-F-1
Trading Symbol	COBFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Corporate Bond Fund for the period from June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F1 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F1
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-1	$ 50	0.49%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-F-1 shares gained 3.07% for the year ended May 31, 2024. That r esu
lt compares with a 4.40% gain for the Bloomberg U.S. Corporate Investment Grade Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F1
.
What factors influenced results
Since October 2023, U.S. Treasury rates have mostly remained near their highest levels of the last fifteen years. Corporate bond market valuations appeared inflated as corporate credit spreads narrowed, and investors have been drawn in with anticipation that prices will rally once interest rates begin to fall.
Most of the fund’s sectors added positive returns to the portfolio, with holdings in government-related bonds, emerging markets debt and REITs being particularly additive. Likewise, holdings in banking, municipal and securitized bonds saw returns surpassing those of the overall portfolio.
Conversely, investments in U.S. Treasury bonds detracted from absolute returns due to a modest increase in long-term yields during the period. Duration positioning, along with exposure to interest rate and credit derivatives, also negatively impacted the fund’s overall results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds Corporate Bond Fund — Class 529-F-1 2	3.07%	1.07%	1.59%
Bloomberg U.S. Aggregate Index 3	1.31	-0.17	0.53
Bloomberg U.S. Corporate Investment Grade Index 3	4.40	0.98	1.62
Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg U.S. Corporate Investment Grade Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate
Index
, a broad-based index that represents the overall securities markets, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class 529-F-1 shares were first o
ffer
ed on
July 29, 2016.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, ha
s n
o expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

Performance Inception Date	Jul. 29, 2016
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]
Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg U.S. Corporate Investment Grade Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate
Index
, a broad-based index that represents the overall securities markets, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.

Net Assets	$ 1,836,000,000
Holdings Count | Holdings	737
Advisory Fees Paid, Amount	$ 5,000,000
Investment Company, Portfolio Turnover	191.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1,836
Total number of portfolio holdings	737
Total advisory fees paid (in millions)	$ 5
Portfolio turnover rate	191%

Holdings [Text Block]	Portfolio holdings by sector (per ce nt of net assets) *Includes derivatives.
American Funds Corporate Bond Fund Class 529-F-2
Shareholder Report [Line Items]
Fund Name	American Funds Corporate Bond Fund®
Class Name	Class 529-F-2
Trading Symbol	FFBBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Corporate Bond Fund for the period from June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F2 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F2
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-2	$ 44	0.43%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.43%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-F-2 shares
gained
3.14% for the year ended May 31, 2024. That result compares with a 4.40% gain for the Bloomberg U.S. Corporate Investment Grade Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F2
.
What factors influenced results
Since October 2023, U.S. Treasury rates have mostly remained near their highest levels of the last fifteen years. Corporate bond market valuations appeared inflated as corporate credit spreads narrowed, and investors have been drawn in with anticipation that prices will rally once interest rates begin to fall.
Most of the fund’s sectors added positive returns to the portfolio, with holdings in government-related bonds, emerging markets debt and REITs being particularly additive. Likewise, holdings in banking, municipal and securitized bonds saw returns surpassing those of the overall portfolio.
Conversely, investments in U.S. Treasury bonds detracted from absolute returns due to a modest increase in long-term yields during the period. Duration positioning, along with exposure to interest rate and credit derivatives, also negatively impacted the fund’s overall results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	Since inception 1
American Funds Corporate Bond Fund — Class 529-F-2 2	3.14%	-2.76%
Bloomberg U.S. Aggregate Index 3	1.31	-2.93
Bloomberg U.S. Corporate Investment Grade Index 3	4.40	-2.20
Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg U.S. Corporate Investment Grade Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall securities markets, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class 529-F-2 shares were first
off
ered on
October 30, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

Performance Inception Date	Oct. 30, 2020
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]
Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg U.S. Corporate Investment Grade Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall securities markets, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.

Net Assets	$ 1,836,000,000
Holdings Count | Holdings	737
Advisory Fees Paid, Amount	$ 5,000,000
Investment Company, Portfolio Turnover	191.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1,836
Total number of portfolio holdings	737
Total advisory fees paid (in millions)	$ 5
Portfolio turnover rate	191%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets) *Includes derivatives.
American Funds Corporate Bond Fund Class 529-F-3
Shareholder Report [Line Items]
Fund Name	American Funds Corporate Bond Fund®
Class Name	Class 529-F-3
Trading Symbol	FBCDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Corporate Bond Fund for the period from June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F3 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F3
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-3	$ 37	0.36%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.36%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-F-3 shares gained 3.20% for the year ended May 31, 2024. That result compares with a 4.40% gain for the Bloomberg U.S. Corporate Investment Grade Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F3
.
What factors influenced results
Since October 2023, U.S. Treasury rates have mostly remained near their highest levels of the last fifteen years. Corporate bond market valuations appeared inflated as corporate credit spreads narrowed, and investors have been drawn in with anticipation that prices will rally once interest rates begin to fall.
Most of the fund’s sectors added positive returns to the portfolio, with holdings in government-related bonds, emerging markets debt and REITs being particularly additive. Likewise, holdings in banking, municipal and securitized bonds saw returns surpassing those of the overall portfolio.
Conversely, investments in U.S. Treasury bonds detracted from absolute returns due to a modest increase in long-term yields during the period. Duration positioning, along with exposure to interest rate and credit derivatives, also negatively impacted the fund’s overall results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	Since inception 1
American Funds Corporate Bond Fund — Class 529-F-3 2	3.20%	-2.71%
Bloomberg U.S. Aggregate Index 3	1.31	-2.93
Bloomberg U.S. Corporate Investment Grade Index 3	4.40	-2.20
Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg U.S. Corporate Investment Grade Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall securities markets, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class 529-F-3 shares were first offered on
October 30, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, h as n
o expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

Performance Inception Date	Oct. 30, 2020
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]
Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg U.S. Corporate Investment Grade Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall securities markets, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.

Net Assets	$ 1,836,000,000
Holdings Count | Holdings	737
Advisory Fees Paid, Amount	$ 5,000,000
Investment Company, Portfolio Turnover	191.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1,836
Total number of portfolio holdings	737
Total advisory fees paid (in millions)	$ 5
Portfolio turnover rate	191%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets) *Includes derivatives.
American Funds Corporate Bond Fund Class 529-T
Shareholder Report [Line Items]
Fund Name	American Funds Corporate Bond Fund®
Class Name	Class 529-T
Trading Symbol	TABBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Corporate Bond Fund for the period from June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-T	$ 52	0.51%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.51%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-T shares gained 3.05% for the year ended May 31, 2024. That result compares with a 4.40% gain for the Bloomberg U.S. Corporate Investment Grade Index.
What factors influenced results
Since October 2023, U.S. Treasury rates have mostly remained near their highest levels of the last fifteen years. Corporate bond market valuations appeared inflated as corporate credit spreads narrowed, and investors have been drawn in with anticipation that prices will rally once interest rates begin to fall.
Most of the fund’s sectors added positive returns to the portfolio, with holdings in government-related bonds, emerging markets debt and REITs being particularly additive. Likewise, holdings in banking, municipal and securitized bonds saw returns surpassing those of the overall portfolio.
Conversely, investments in U.S. Treasury bonds detracted from absolute returns due to a modest increase in long-term yields during the period. Duration positioning, along with exposure to interest rate and credit derivatives, also negatively impacted the fund’s overall results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds Corporate Bond Fund — Class 529-T (with sales charge) 2	0.48%	0.56%	1.63%
American Funds Corporate Bond Fund — Class 529-T (without sales charge) 2	3.05	1.07	1.99
Bloomberg U.S. Aggregate Index 3	1.31	-0.17	0.89
Bloomberg U.S. Corporate Investment Grade Index 3	4.40	0.98	1.99
Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg U.S. Corporate Investment Grade Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall securities markets, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class 529-T shares were first offered on
April 7, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no e xp
enses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

Performance Inception Date	Apr. 07, 2017
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]
Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg U.S. Corporate Investment Grade Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall securities markets, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.

Net Assets	$ 1,836,000,000
Holdings Count | Holdings	737
Advisory Fees Paid, Amount	$ 5,000,000
Investment Company, Portfolio Turnover	191.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1,836
Total number of portfolio holdings	737
Total advisory fees paid (in millions)	$ 5
Portfolio turnover rate	191%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets) *Includes derivatives.
American Funds Corporate Bond Fund Class A
Shareholder Report [Line Items]
Fund Name	American Funds Corporate Bond Fund®
Class Name	Class A
Trading Symbol	BFCAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Corporate Bond Fund for the period from June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-A . You can also request this information by contacting us at (800) 421-4225.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-A
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 73	0.72%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.72%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class A shares gained 2.83% for the year ended May 31, 2024. That result compares with a 4.40% gain for the Bloomberg U.S. Corporate Investment Grade Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-A
.
What factors influenced results
Since October 2023, U.S. Treasury rates have mostly remained near their highest levels of the last fifteen years. Corporate bond market valuations appeared inflated as corporate credit spreads narrowed, and investors have been drawn in with anticipation that prices will rally once interest rates begin to fall.
Most of the fund’s sectors added positive returns to the portfolio, with holdings in government-related bonds, emerging markets debt and REITs being particularly additive. Likewise, holdings in banking, municipal and securitized bonds saw returns surpassing those of the overall portfolio.
Conversely, investments in U.S. Treasury bonds detracted from absolute returns due to a modest increase in long-term yields during the period. Duration positioning, along with exposure to interest rate and credit derivatives, also negatively impacted the fund’s overall results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds Corporate Bond Fund — Class A (with sales charge) *	-1.07%	0.07%	1.98%
American Funds Corporate Bond Fund — Class A (without sales charge) *	2.83	0.84	2.37
Bloomberg U.S. Aggregate Index †	1.31	-0.17	1.26
Bloomberg U.S. Corporate Investment Grade Index †	4.40	0.98	2.28
Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg U.S. Corporate Investment Grade Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall securities markets, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expe ns
es. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]
Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg U.S. Corporate Investment Grade Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall securities markets, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.

Material Change Date	Jun. 01, 2023
Net Assets	$ 1,836,000,000
Holdings Count | Holdings	737
Advisory Fees Paid, Amount	$ 5,000,000
Investment Company, Portfolio Turnover	191.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1,836
Total number of portfolio holdings	737
Total advisory fees paid (in millions)	$ 5
Portfolio turnover rate	191%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets) *Includes derivatives.
Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the fund since June 1, 2023. For more complete information, you may review the fund’s next prospectus, which we expect to be available by August 1,

2024 at
capitalgroup.com/mutual-fund-literature-A

or upon request at (800) 421-4225.

Updated Prospectus Phone Number	(800) 421-4225
Updated Prospectus Web Address	capitalgroup.com/mutual-fund-literature-A
American Funds Corporate Bond Fund Class C
Shareholder Report [Line Items]
Fund Name	American Funds Corporate Bond Fund®
Class Name	Class C
Trading Symbol	BFCCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Corporate Bond Fund for the period from June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-C . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-C
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 147	1.45%

Expenses Paid, Amount	$ 147
Expense Ratio, Percent	1.45%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class C shares gained 2.09% for the year ended May 31, 2024. That result compares with a 4.40% gain for the Bloomberg U.S. Corporate Investment Grade Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-C
.
What factors influenced results
Since October 2023, U.S. Treasury rates have mostly remained near their highest levels of the last
fifteen years. Corporate bond market valuations appeared inflated as corporate credit spreads narrowed, and investors have been drawn in with anticipation that prices will rally once interest rates begin to fall.
Most of the fund’s sectors added positive returns to the portfolio, with holdings in government-related bonds, emerging markets debt and REITs being particularly additive. Likewise, holdings in banking, municipal and securitized bonds saw returns surpassing those of the overall portfolio.
Conversely, investments in U.S. Treasury bonds detracted from absolute returns due to a modest increase in long-term yields during the period. Duration positioning, along with exposure to interest rate and credit derivatives, also negatively impacted the fund’s overall results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds Corporate Bond Fund — Class C (with sales charge) 2	1.10%	0.12%	0.65%
American Funds Corporate Bond Fund — Class C (without sales charge) 2	2.09	0.12	0.65
Bloomberg U.S. Aggregate Index 3	1.31	-0.17	0.53
Bloomberg U.S. Corporate Investment Grade Index 3	4.40	0.98	1.62
Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg U.S. Corporate Investment Grade Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall securities markets, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class C shares were first offered on
July 29, 2016.
2
Investment results assume all distributions are reinvested and reflect applicable fees and ex pens
es. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

Performance Inception Date	Jul. 29, 2016
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]
Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg U.S. Corporate Investment Grade Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall securities markets, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.

Net Assets	$ 1,836,000,000
Holdings Count | Holdings	737
Advisory Fees Paid, Amount	$ 5,000,000
Investment Company, Portfolio Turnover	191.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1,836
Total number of portfolio holdings	737
Total advisory fees paid (in millions)	$ 5
Portfolio turnover rate	191%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets) *Includes derivatives.
American Funds Corporate Bond Fund Class F-1
Shareholder Report [Line Items]
Fund Name	American Funds Corporate Bond Fund®
Class Name	Class F-1
Trading Symbol	BFCFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Corporate Bond Fund for the period from June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F1 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F1
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 71	0.70%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-1 shares gained 2.86% for the year ended May 31, 2024. That result compares with a 4.40% gain for the Bloomberg U.S. Corporate Investment Grade Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F1
.
What factors influenced results
Since October 2023, U.S. Treasury rates have mostly remained near their highest levels of the last fifteen years. Corporate bond market valuations appeared inflated as corporate credit spreads narrowed, and investors have been drawn in with anticipation that prices will rally once interest rates begin to fall.
Most of the fund’s sectors added positive returns to the portfolio, with holdings in government-related bonds, emerging markets debt and REITs being particularly additive. Likewise, holdings in banking, municipal and securitized bonds saw returns surpassing those of the overall portfolio.
Conversely, investments in U.S. Treasury bonds detracted from absolute returns due to a modest increase in long-term yields during the period. Duration positioning, along with exposure to interest rate and credit derivatives, also negatively impacted the fund’s overall results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds Corporate Bond Fund — Class F-1 2	2.86%	0.87%	1.38%
Bloomberg U.S. Aggregate Index 3	1.31	-0.17	0.53
Bloomberg U.S. Corporate Investment Grade Index 3	4.40	0.98	1.62
Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg U.S. Corporate Investment Grade Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall securities markets, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class F-1 shares were first offered on
July 29, 2016.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index show
n is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

Performance Inception Date	Jul. 29, 2016
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]
Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg U.S. Corporate Investment Grade Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall securities markets, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.

Net Assets	$ 1,836,000,000
Holdings Count | Holdings	737
Advisory Fees Paid, Amount	$ 5,000,000
Investment Company, Portfolio Turnover	191.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1,836
Total number of portfolio holdings	737
Total advisory fees paid (in millions)	$ 5
Portfolio turnover rate	191%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets) *Includes derivatives.
American Funds Corporate Bond Fund Class F-2
Shareholder Report [Line Items]
Fund Name	American Funds Corporate Bond Fund®
Class Name	Class F-2
Trading Symbol	BFCGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Corporate Bond Fund for the period from June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F2 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F2
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 44	0.43%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.43%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-2 shares gained 3.13% for the year ended May 31, 2024. That result compares with a 4.40% gain for the Bloomberg U.S. Corporate Investment Grade Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F2
.
What factors influenced results
Since October 2023, U.S. Treasury rates have mostly remained near their highest levels of the last fifteen years. Corporate bond market valuations appeared inflated as corporate credit spreads narrowed, and investors have been drawn in with anticipation that prices will rally once interest rates begin to fall.
Most of the fund’s sectors added positive returns to the portfolio, with holdings in government-related bonds, emerging markets debt and REITs being particularly additive. Likewise, holdings in banking, municipal and securitized bonds saw returns surpassing those of the overall portfolio.
Conversely, investments in U.S. Treasury bonds detracted from absolute returns due to a modest increase in long-term yields during the period. Duration positioning, along with exposure to interest rate and credit derivatives, also negatively impacted the fund’s overall results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds Corporate Bond Fund — Class F-2 2	3.13%	1.13%	1.66%
Bloomberg U.S. Aggregate Index 3	1.31	-0.17	0.53
Bloomberg U.S. Corporate Investment Grade Index 3	4.40	0.98	1.62
Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg U.S. Corporate Investment Grade Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall securities markets, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class F-2 shares were first offered on
July 29, 2016.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanag ed,
and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

Performance Inception Date	Jul. 29, 2016
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]
Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg U.S. Corporate Investment Grade Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall securities markets, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.

Net Assets	$ 1,836,000,000
Holdings Count | Holdings	737
Advisory Fees Paid, Amount	$ 5,000,000
Investment Company, Portfolio Turnover	191.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1,836
Total number of portfolio holdings	737
Total advisory fees paid (in millions)	$ 5
Portfolio turnover rate	191%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets) *Includes derivatives.
American Funds Corporate Bond Fund Class F-3
Shareholder Report [Line Items]
Fund Name	American Funds Corporate Bond Fund®
Class Name	Class F-3
Trading Symbol	CFBFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Corporate Bond Fund for the period from June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F3 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F3
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 33	0.32%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.32%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-3 shares gained 3.25% for the year ended May 31, 2024. That result compares with a 4.40% gain for the Bloomberg U.S. Corporate Investment Grade Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F3
.
What factors influenced results
Since October 2023, U.S. Treasury rates have mostly remained near their highest levels of the last fifteen years. Corporate bond market valuations appeared inflated as corporate credit spreads narrowed, and investors have been drawn in with anticipation that prices will rally once interest rates begin to fall.
Most of the fund’s sectors added positive returns to the portfolio, with holdings in government-related bonds, emerging markets debt and REITs being particularly additive. Likewise, holdings in banking, municipal and securitized bonds saw returns surpassing those of the overall portfolio.
Conversely, investments in U.S. Treasury bonds detracted from absolute returns due to a modest increase in long-term yields during the period. Duration positioning, along with exposure to interest rate and credit derivatives, also negatively impacted the fund’s overall results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds Corporate Bond Fund — Class F-3 2	3.25%	1.24%	2.28%
Bloomberg U.S. Aggregate Index 3	1.31	-0.17	0.99
Bloomberg U.S. Corporate Investment Grade Index 3	4.40	0.98	2.10
Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg U.S. Corporate Investment Grade Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall securities markets, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class F-3 shares were first offered on
January 27, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and t here
fore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

Performance Inception Date	Jan. 27, 2017
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]
Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg U.S. Corporate Investment Grade Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall securities markets, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.

Net Assets	$ 1,836,000,000
Holdings Count | Holdings	737
Advisory Fees Paid, Amount	$ 5,000,000
Investment Company, Portfolio Turnover	191.00%
Additional Fund Statistics [Text Block]
Fund net assets (in millions)	$ 1,836
Total number of portfolio holdings	737
Total advisory fees paid (in millions)	$ 5
Portfolio turnover rate	191%

Holdings [Text Block]	Portfolio holdings by sector (percent of net asse ts) *Includes derivatives.
American Funds Corporate Bond Fund Class R-1
Shareholder Report [Line Items]
Fund Name	American Funds Corporate Bond Fund®
Class Name	Class R-1
Trading Symbol	RCBAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Corporate Bond Fund for the period from June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R1 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R1
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 143	1.41%

Expenses Paid, Amount	$ 143
Expense Ratio, Percent	1.41%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-1 shares gained 2.13% for the year ended May 31, 2024. That result compares with a 4.40% gain for the Bloomberg U.S. Corporate Investment Grade Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R1
.
What factors influenced results
Since October 2023, U.S. Treasury rates have mostly remained near their highest levels of the last fifteen years. Corporate bond market valuations appeared inflated as corporate credit spreads narrowed, and investors have been drawn in with anticipation that prices will rally once interest rates begin to fall.
Most of the fund’s sectors added positive returns to the portfolio, with holdings in government-related bonds, emerging markets debt and REITs being particularly additive. Likewise, holdings in banking, municipal and securitized bonds saw returns surpassing those of the overall portfolio.
Conversely, investments in U.S. Treasury bonds detracted from absolute returns due to a modest increase in long-term yields during the period. Duration positioning, along with exposure to interest rate and credit derivatives, also negatively impacted the fund’s overall results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds Corporate Bond Fund — Class R-1 2	2.13%	0.16%	0.79%
Bloomberg U.S. Aggregate Index 3	1.31	-0.17	0.53
Bloomberg U.S. Corporate Investment Grade Index 3	4.40	0.98	1.62
Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg U.S. Corporate Investment Grade Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall securities markets, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class R-1 shares were first offered on
July 29, 2016.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unman aged, a
nd therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

Performance Inception Date	Jul. 29, 2016
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]
Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg U.S. Corporate Investment Grade Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall securities markets, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.

Net Assets	$ 1,836,000,000
Holdings Count | Holdings	737
Advisory Fees Paid, Amount	$ 5,000,000
Investment Company, Portfolio Turnover	191.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1,836
Total number of portfolio holdings	737
Total advisory fees paid (in millions)	$ 5
Portfolio turnover rate	191%

Holdings [Text Block]	Portfolio holdings by sector (percent of net asse ts) *Includes derivatives.
American Funds Corporate Bond Fund Class R-2
Shareholder Report [Line Items]
Fund Name	American Funds Corporate Bond Fund®
Class Name	Class R-2
Trading Symbol	RCBBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Corporate Bond Fund for the period from June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 142	1.40%

Expenses Paid, Amount	$ 142
Expense Ratio, Percent	1.40%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-2 shares gained 2.15% for the year ended May 31, 2024. That result compares with a 4.40% gain for the Bloomberg U.S. Corporate Investment Grade Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2
.
What factors influenced results
Since October 2023, U.S. Treasury rates have mostly remained near their highest levels of the last fifteen years. Corporate bond market valuations appeared inflated as corporate credit spreads narrowed, and investors have been drawn in with anticipation that prices will rally once interest rates begin to fall.
Most of the fund’s sectors added positive returns to the portfolio, with holdings in government-related bonds, emerging markets debt and REITs being particularly additive. Likewise, holdings in banking, municipal and securitized bonds saw returns surpassing those of the overall portfolio.
Conversely, investments in U.S. Treasury bonds detracted from absolute returns due to a modest increase in long-term yields during the period. Duration positioning, along with exposure to interest rate and credit derivatives, also negatively impacted the fund’s overall results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds Corporate Bond Fund — Class R-2 2	2.15%	0.16%	0.73%
Bloomberg U.S. Aggregate Index 3	1.31	-0.17	0.53
Bloomberg U.S. Corporate Investment Grade Index 3	4.40	0.98	1.62
Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg U.S. Corporate Investment Grade Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall securities markets, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class R-2 shares were first offered on
July 29, 2016.
2
Investment results assume all distributions are reinvested and re flect a
pplicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

Performance Inception Date	Jul. 29, 2016
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]
Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg U.S. Corporate Investment Grade Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall securities markets, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.

Net Assets	$ 1,836,000,000
Holdings Count | Holdings	737
Advisory Fees Paid, Amount	$ 5,000,000
Investment Company, Portfolio Turnover	191.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1,836
Total number of portfolio holdings	737
Total advisory fees paid (in millions)	$ 5
Portfolio turnover rate	191%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets) *Includes derivatives.
American Funds Corporate Bond Fund Class R-2E
Shareholder Report [Line Items]
Fund Name	American Funds Corporate Bond Fund®
Class Name	Class R-2E
Trading Symbol	RCBGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Corporate Bond Fund for the period from June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2E . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2E
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 113	1.12%

Expenses Paid, Amount	$ 113
Expense Ratio, Percent	1.12%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-2E shares gained 2.44% for the year ended May 31, 2024. That result compares with a 4.40% gain for the Bloomberg U.S. Corporate Investment Grade Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2E
.
What factors influenced results
Since October 2023, U.S. Treasury rates have mostly remained near their highest levels of the last fifteen years. Corporate bond market valuations appeared inflated as corporate credit spreads narrowed, and investors have been drawn in with anticipation that prices will rally once interest rates begin to fall.
Most of the fund’s sectors added positive returns to the portfolio, with holdings in government-related bonds, emerging markets debt and REITs being particularly additive. Likewise, holdings in banking, municipal and securitized bonds saw returns surpassing those of the overall portfolio.
Conversely, investments in U.S. Treasury bonds detracted from absolute returns due to a modest increase in long-term yields during the period. Duration positioning, along with exposure to interest rate and credit derivatives, also negatively impacted the fund’s overall results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds Corporate Bond Fund — Class R-2E 2	2.44%	0.44%	1.09%
Bloomberg U.S. Aggregate Index 3	1.31	-0.17	0.53
Bloomberg U.S. Corporate Investment Grade Index 3	4.40	0.98	1.62
Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg U.S. Corporate Investment Grade Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall securities markets, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class R-2E shares were first offered on
July 29, 2016.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

Performance Inception Date	Jul. 29, 2016
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]
Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg U.S. Corporate Investment Grade Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall securities markets, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.

Net Assets	$ 1,836,000,000
Holdings Count | Holdings	737
Advisory Fees Paid, Amount	$ 5,000,000
Investment Company, Portfolio Turnover	191.00%
Additional Fund Statistics [Text Block]
Fund net assets (in millions )	$ 1,836
Total number of portfolio holdings	737
Total advisory fees paid (in millions)	$ 5
Portfolio turnover rate	191%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets) *Includes derivatives.
American Funds Corporate Bond Fund Class R-3
Shareholder Report [Line Items]
Fund Name	American Funds Corporate Bond Fund®
Class Name	Class R-3
Trading Symbol	RCBCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Corporate Bond Fund for the period from June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R3 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R3
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 96	0.95%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-3 shares gained 2.60% for the year ended May 31, 2024. That result compares with a 4.40% gain for the Bloomberg U.S. Corporate Investment Grade Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R3
.
What factors influenced results
Since October 2023, U.S. Treasury rates have mostly remained near their highest levels of the last fifteen years. Corporate bond market valuations appeared inflated as corporate credit spreads narrowed, and investors have been drawn in with anticipation that prices will rally once interest rates begin to fall.
Most of the fund’s sectors added positive returns to the portfolio, with holdings in government-related bonds, emerging markets debt and REITs being particularly additive. Likewise, holdings in banking, municipal and securitized bonds saw returns surpassing those of the overall portfolio.
Conversely, investments in U.S. Treasury bonds detracted from absolute returns due to a modest increase in long-term yields during the period. Duration positioning, along with exposure to interest rate and credit derivatives, also negatively impacted the fund’s overall results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds Corporate Bond Fund — Class R-3 2	2.60%	0.59%	1.15%
Bloomberg U.S. Aggregate Index 3	1.31	-0.17	0.53
Bloomberg U.S. Corporate Investment Grade Index 3	4.40	0.98	1.62
Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg U.S. Corporate Investment Grade Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall securities markets, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class R-3 shares were first offered on
July 29, 2016.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses
. Whe
n ap
plicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

Performance Inception Date	Jul. 29, 2016
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]
Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg U.S. Corporate Investment Grade Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall securities markets, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.

Net Assets	$ 1,836,000,000
Holdings Count | Holdings	737
Advisory Fees Paid, Amount	$ 5,000,000
Investment Company, Portfolio Turnover	191.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1,836
Total number of portfolio holdings	737
Total advisory fees paid (in millions)	$ 5
Portfolio turnover rate	191%

Holdings [Text Block]	Portfolio holdings by sector (percent of net asset s) *Includes derivatives.
American Funds Corporate Bond Fund Class T
Shareholder Report [Line Items]
Fund Name	American Funds Corporate Bond Fund®
Class Name	Class T
Trading Symbol	TFBBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Corporate Bond Fund for the period from June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 45	0.44%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.44%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class T shares gained 3.12% for the year ended May 31, 2024. That result compares with a 4.40% gain for the Bloomberg U.S. Corporate Investment Grade Index.
What factors influenced results
Since October 2023, U.S. Treasury rates have mostly remained near their highest levels of the last fifteen years. Corporate bond market valuations appeared inflated as corporate credit spreads narrowed, and investors have been drawn in with anticipation that prices will rally once interest rates begin to fall.
Most of the fund’s sectors added positive returns to the portfolio, with holdings in government-related bonds, emerging markets debt and REITs being particularly additive. Likewise, holdings in banking, municipal and securitized bonds saw returns surpassing those of the overall portfolio.
Conversely, investments in U.S. Treasury bonds detracted from absolute returns due to a modest increase in long-term yields during the period. Duration positioning, along with exposure to interest rate and credit derivatives, also negatively impacted the fund’s overall results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds Corporate Bond Fund — Class T (with sales charge) 2	0.54%	0.62%	1.69%
American Funds Corporate Bond Fund — Class T (without sales charge) 2	3.12	1.13	2.05
Bloomberg U.S. Aggregate Index 3	1.31	-0.17	0.89
Bloomberg U.S. Corporate Investment Grade Index 3	4.40	0.98	1.99
Effective July 24, 2024, the fund's primary
benchmark
changed
from the Bloomberg U.S. Corporate Investment Grade Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall securities markets, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class T shares were first offered on
April 7, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

Performance Inception Date	Apr. 07, 2017
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]
Effective July 24, 2024, the fund's primary
benchmark
changed
from the Bloomberg U.S. Corporate Investment Grade Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall securities markets, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.

Net Assets	$ 1,836,000,000
Holdings Count | Holdings	737
Advisory Fees Paid, Amount	$ 5,000,000
Investment Company, Portfolio Turnover	191.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1,836
Total number of portfolio holdings	737
Total advisory fees paid (in millions)	$ 5
Portfolio turnover rate	191%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets) *Includes derivatives.
American Funds Corporate Bond Fund Class R-5E
Shareholder Report [Line Items]
Fund Name	American Funds Corporate Bond Fund®
Class Name	Class R-5E
Trading Symbol	RCBHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Corporate Bond Fund for the period from June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5E . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5E
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 48	0.47%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.47%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-5E shares gained 3.10% for the year ended May 31, 2024. That result compares with a 4.40% gain for the Bloomberg U.S. Corporate Investment Grade Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-
R5E
.
What factors influenced results
Since October 2023, U.S. Treasury rates have mostly remained near their highest levels of the last fifteen years. Corporate bond market valuations appeared inflated as corporate credit spreads narrowed, and investors have been drawn in with anticipation that prices will rally once interest rates begin to fall.
Most of the fund’s sectors added positive returns to the portfolio, with holdings in government-related bonds, emerging markets debt and REITs being particularly additive. Likewise, holdings in banking, municipal and securitized bonds saw returns surpassing those of the overall portfolio.
Conversely, investments in U.S. Treasury bonds detracted from absolute returns due to a modest increase in long-term yields during the period. Duration positioning, along with exposure to interest rate and credit derivatives, also negatively impacted the fund’s overall results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds Corporate Bond Fund — Class R-5E 2	3.10%	1.09%	1.64%
Bloomberg U.S. Aggregate Index 3	1.31	-0.17	0.53
Bloomberg U.S. Corporate Investment Grade Index 3	4.40	0.98	1.62
Effective July 24, 2024, the fund's primary benchmark changed from the
Bloomberg
U.S. Corporate Investment Grade Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall securities markets, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class R-5E shares were first offered on
July 29, 2016.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

Performance Inception Date	Jul. 29, 2016
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares
Performance Table Market Index Changed [Text Block]
Effective July 24, 2024, the fund's primary benchmark changed from the
Bloomberg
U.S. Corporate Investment Grade Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall securities markets, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.

Net Assets	$ 1,836,000,000
Holdings Count | Holdings	737
Advisory Fees Paid, Amount	$ 5,000,000
Investment Company, Portfolio Turnover	191.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1,836
Total number of portfolio holdings	737
Total advisory fees paid (in millions)	$ 5
Portfolio turnover rate	191%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets) *Includes derivatives.
American Funds Corporate Bond Fund Class R-6
Shareholder Report [Line Items]
Fund Name	American Funds Corporate Bond Fund®
Class Name	Class R-6
Trading Symbol	RCBFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Corporate Bond Fund for the period from June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R6 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R6
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 33	0.32%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.32%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-6 shares gained 3.25% for the year ended May 31, 2024. That result compares with a 4.40% gain for the Bloomberg U.S. Corporate Investment Grade Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R6
.
What factors influenced results
Since October 2023, U.S. Treasury rates have mostly remained near their highest levels of the last fifteen years. Corporate bond market valuations appeared inflated as corporate credit spreads narrowed, and investors have been drawn in with anticipation that prices will rally once interest rates begin to fall.
Most of the fund’s sectors added positive returns to the portfolio, with holdings in government-related bonds, emerging markets debt and REITs being particularly additive. Likewise, holdings in banking, municipal and securitized bonds saw returns surpassing those of the overall portfolio.
Conversely, investments in U.S. Treasury bonds detracted from absolute returns due to a modest increase in long-term yields during the period. Duration positioning, along with exposure to interest rate and credit derivatives, also negatively impacted the fund’s overall results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average annual total returns
	1 year	5 years	Since inception 1
American Funds Corporate Bond Fund — Class R-6 2	3.25%	1.24%	1.74%
Bloomberg U.S. Aggregate Index 3	1.31	-0.17	0.53
Bloomberg U.S. Corporate Investment Grade Index 3	4.40	0.98	1.62
Effective July 24, 2024, the fund's primary
benchmark
changed from the
Bloomberg
U.S. Corporate Investment Grade Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall securities markets, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class R-6 shares were first offered on
July 29, 2016.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

Performance Inception Date	Jul. 29, 2016
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]
Effective July 24, 2024, the fund's primary
benchmark
changed from the
Bloomberg
U.S. Corporate Investment Grade Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall securities markets, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.

Net Assets	$ 1,836,000,000
Holdings Count | Holdings	737
Advisory Fees Paid, Amount	$ 5,000,000
Investment Company, Portfolio Turnover	191.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1,836
Total number of portfolio holdings	737
Total advisory fees paid (in millions )	$ 5
Portfolio turnover rate	191%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets) *Includes derivatives.
American Funds Corporate Bond Fund Class R-5
Shareholder Report [Line Items]
Fund Name	American Funds Corporate Bond Fund®
Class Name	Class R-5
Trading Symbol	RCBEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Corporate Bond Fund for the period from June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 38	0.37%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.37%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-5 shares gained 3.20% for the year ended May 31, 2024. That result compares
with a 4.40% gain for the Bloomberg U.S. Corporate Investment Grade Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5
.
What factors influenced results
Since October 2023, U.S. Treasury rates have mostly remained near their highest levels of the last fifteen years. Corporate bond market valuations appeared inflated as corporate credit spreads narrowed, and investors have been drawn in with anticipation that prices will rally once interest rates begin to fall.
Most of the fund’s sectors added positive returns to the portfolio, with holdings in government-related bonds, emerging markets debt and REITs being particularly additive. Likewise, holdings in banking, municipal and securitized bonds saw returns surpassing those of the overall portfolio.
Conversely, investments in U.S. Treasury bonds detracted from absolute returns due to a modest increase in long-term yields during the period. Duration positioning, along with exposure to interest rate and credit derivatives, also negatively impacted the fund’s overall results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds Corporate Bond Fund — Class R-5 2	3.20%	1.19%	1.71%
Bloomberg U.S. Aggregate Index 3	1.31	-0.17	0.53
Bloomberg U.S. Corporate Investment Grade Index 3	4.40	0.98	1.62
Effective July 24, 2024, the fund's primary benchmark changed from the
Bloomberg U.S. Corporate Investment Grade Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall securities markets, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class R-5 shares were first offered on
July 29, 2016.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market
index
shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index
Services
Ltd.

Performance Inception Date	Jul. 29, 2016
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]
Effective July 24, 2024, the fund's primary benchmark changed from the
Bloomberg U.S. Corporate Investment Grade Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall securities markets, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.

Net Assets	$ 1,836,000,000
Holdings Count | Holdings	737
Advisory Fees Paid, Amount	$ 5,000,000
Investment Company, Portfolio Turnover	191.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1,836
Total number of portfolio holdings	737
Total advisory fees paid (in millions)	$ 5
Portfolio turnover rate	191%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets) *Includes derivatives.
American Funds Corporate Bond Fund Class R-4
Shareholder Report [Line Items]
Fund Name	American Funds Corporate Bond Fund®
Class Name	Class R-4
Trading Symbol	RCBDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Corporate Bond Fund for the period from June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R4 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R4
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 67	0.66%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.66%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-4 shares gained 2.90% for the year ended May 31, 2024. That result compares with a 4.40% gain for the Bloomberg U.S. Corporate Investment Grade Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R4
.
What factors influenced results
Since October 2023, U.S. Treasury rates have mostly remained near their highest levels of the last fifteen years. Corporate bond market valuations appeared inflated as corporate credit spreads narrowed, and investors have been drawn in with anticipation that prices will rally once interest rates begin to fall.
Most of the fund’s sectors added positive returns to the portfolio, with holdings in government-related bonds, emerging markets debt and REITs being particularly additive. Likewise, holdings in banking, municipal and securitized bonds saw returns surpassing those of the overall portfolio.
Conversely, investments in U.S. Treasury bonds detracted from absolute returns due to a modest increase in long-term yields during the period. Duration positioning, along with exposure to interest rate and credit derivatives, also negatively impacted the fund’s overall results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds Corporate Bond Fund — Class R-4 2	2.90%	0.89%	1.43%
Bloomberg U.S. Aggregate Index 3	1.31	-0.17	0.53
Bloomberg U.S. Corporate Investment Grade Index 3	4.40	0.98	1.62
Effective July 24, 2024, the fund's primary
benchmark
changed
from the
Bloomberg
U.S. Corporate Investment Grade Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall securities markets, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class R-4 shares were first offered on
July 29, 2016.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

Performance Inception Date	Jul. 29, 2016
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]
Effective July 24, 2024, the fund's primary
benchmark
changed
from the
Bloomberg
U.S. Corporate Investment Grade Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall securities markets, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.

Net Assets	$ 1,836,000,000
Holdings Count | Holdings	737
Advisory Fees Paid, Amount	$ 5,000,000
Investment Company, Portfolio Turnover	191.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1,836
Total number of portfolio holdings	737
Total advisory fees paid (in millions)	$ 5
Portfolio turnover rate	191%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets) *Includes derivatives.